Revenue (Tables)	12 Months Ended
Mar. 31, 2021
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Schedule of Disaggregation of Revenues
Information on disaggregation of revenues for the year ended March 31, 2019 is as follows:

	IT Services
	Americas 1		Americas 2		Europe		APMEA		Total		IT Products		ISRE		Total
A. Revenue
Rendering of services	₹	163,562	₹	167,192	₹	156,172	₹	76,507	₹	563,433	₹	—	₹	7,932	₹	571,365
Sale of products		—		—		—		—		—		14,480		—		14,480

	₹	163,562	₹	167,192	₹	156,172	₹	76,507	₹	563,433	₹	14,480	₹	7,932	₹	585,845

B. Revenue by sector
Banking, Financial Services and Insurance	₹	1,874	₹	98,130	₹	55,180	₹	18,332	₹	173,516
Health		60,162		88		9,968		3,786		74,004
Consumer		59,991		1,686		15,878		11,244		88,799
Communications		6,995		612		7,619		17,272		32,498
Energy, Natural Resources and Utilities		601		24,234		28,521		18,996		72,352
Manufacturing		387		21,980		19,869		3,920		46,156
Technology		33,552		20,462		19,137		2,957		76,108

	₹	163,562	₹	167,192	₹	156,172	₹	76,507	₹	563,433	₹	14,480	₹	7,932	₹	585,845

C. Revenue by nature of contract
Fixed price and volume based	₹	94,787	₹	98,496	₹	100,023	₹	50,600	₹	343,906	₹	—	₹	6,142	₹	350,048
Time and materials		68,775		68,696		56,149		25,907		219,527		—		1,790		221,317
Products		—		—		—		—		—		14,480		—		14,480

	₹	163,562	₹	167,192	₹	156,172	₹	76,507	₹	563,433	₹	14,480	₹	7,932	₹	585,845

Information on disaggregation of revenues for the year ended March 31, 2020 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	175,318	₹	180,404	₹	156,598	₹	78,280	₹	590,600	₹	—	₹	7,950	₹	598,550
Sale of products		—		—		—		—		—		11,682		—		11,682

	₹	175,318	₹	180,404	₹	156,598	₹	78,280	₹	590,600	₹	11,682	₹	7,950	₹	610,232

B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,151	₹	106,694	₹	53,869	₹	20,659	₹	183,373
Health		63,435		105		10,090		4,167		77,797
Consumer		67,980		2,054		16,030		10,448		96,512
Communications		8,061		1,048		7,753		16,794		33,656
Energy, Natural Resources and Utilities		418		26,024		29,854		19,661		75,957
Manufacturing		349		23,548		20,324		3,639		47,860
Technology		32,924		20,931		18,678		2,912		75,445

	₹	175,318	₹	180,404	₹	156,598	₹	78,280	₹	590,600	₹	11,682	₹	7,950	₹	610,232

C. Revenue by nature of contract
Fixed price and volume based	₹	96,876	₹	108,665	₹	104,165	₹	53,220	₹	362,926	₹	—	₹	6,404	₹	369,330
Time and materials		78,442		71,739		52,433		25,060		227,674		—		1,546		229,220
Products		—		—		—		—		—		11,682		—		11,682

	₹	175,318	₹	180,404	₹	156,598	₹	78,280	₹	590,600	₹	11,682	₹	7,950	₹	610,232

Information on disaggregation of revenues for the year ended March 31, 2021 is as follows:

	IT Services										IT Products		ISRE		Total
	Americas 1		Americas 2		Europe		APMEA		Total
A. Revenue
Rendering of services	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	—	₹	8,912	₹	611,767
Sale of products		—		—		—		—		—		7,663		—		7,663

	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430

B. Revenue by sector
Banking, Financial Services and Insurance	₹	2,609	₹	103,040	₹	56,275	₹	23,228	₹	185,152
Health		64,397		18		12,390		4,789		81,594
Consumer		68,258		2,306		17,731		10,544		98,839
Communications		6,252		1,112		8,247		15,512		31,123
Energy, Natural Resources and Utilities		426		27,405		31,271		19,717		78,819
Manufacturing		265		23,350		22,339		3,024		48,978
Technology		35,180		21,689		16,245		5,236		78,350

	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430

C. Revenue by nature of contract
Fixed price and volume based	₹	98,868	₹	110,143	₹	108,591	₹	54,519	₹	372,121	₹	—	₹	7,166	₹	379,287
Time and materials		78,519		68,777		55,907		27,531		230,734		—		1,746		232,480
Products		—		—		—		—		—		7,663		—		7,663

	₹	177,387	₹	178,920	₹	164,498	₹	82,050	₹	602,855	₹	7,663	₹	8,912	₹	619,430